Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Current Borrowings
(a)	Current

	December 31, 2011	December 31, 2012
Bank borrowings – secured	427,618	599,906
Bank borrowings – unsecured	1,260,765	1,718,590
Current installments of long-term bank borrowings (Note (b))	343,640	72,831

	2,032,023	2,391,327

Long-Term Borrowings
(b)	Long-term

	December 31, 2011	December 31, 2012
Bank borrowings - secured	492,958	65,000
Bank borrowings - unsecured	741,114	37,831

	1,234,072	102,831
Less: current installments	(343,640)	(72,831)

	890,432	30,000

Future Principal Repayments On Long-Term Bank Borrowing	Future principal repayments on the long-term bank borrowing are as follows:

2013	72,831
2014	15,000
2015	15,000

102,831